Fair Value of Measurements (Tables) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan"s Investments measured at Fair Value on Recurring Basis

The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025.

	Fair Value Measurements as of December 31, 2025, Using
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Berkshire Fund:
Common stock	$55,038,164	$—	$—	$55,038,164
Money market fund	2,269,633	—	—	2,269,633
Total Berkshire Fund	57,307,797	—	—	57,307,797
Mutual funds	406,756,794	—	—	406,756,794
Total	$464,064,591	$—	$—	$464,064,591
Investments measured at NAV:
Collective trust funds				677,085,896
Total investments				$1,141,150,487

The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2024.

	Fair Value Measurements as of December 31, 2024, Using
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Berkshire Fund:
Common stock	$51,687,972	$—	$—	$51,687,972
Money market fund	2,238,600	—	—	2,238,600
Total Berkshire Fund	53,926,572	—	—	53,926,572
Mutual funds	355,157,312	—	—	355,157,312
Total	$409,083,884	$—	$—	$409,083,884
Investments measured at NAV:
Collective trust funds				612,982,020
Total investments				$1,022,065,904

Summary of Plan Investments with Reported NAV

The following tables for December 31, 2025 and 2024, set forth a summary of the Plan investments with a reported NAV.

	Fair Value	Redemption Frequency	Redemption Notice Period
2025
Collective trust funds	$677,085,896	Immediate	None
2024
Collective trust funds	$612,982,020	Immediate	None